UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2023-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Angel Oak Mortgage Trust I, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: April 17, 2023

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Rating Agency Grades
99.3	AMC Exception Grades
99.4	AMC Valuation Report
99.5	AMC Data Compare Report
99.6	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.7	Consolidated Due Diligence Report
99.8	Consolidated Grading Summary Report
99.9	Consolidated Valuation Summary Report
99.10	Consolidated Data Compare Report
99.11	Covius Real Estate Services, LLC (“Covius”) Executive Summary
99.12	Covius Rating ATR QM Data Fields
99.13	Covius Rating Agency Grades
99.14	Covius Rating Agency Data Compare
99.15	Covius Rating Agency Valuation Report
99.16	Covius Rating Agency Exceptions Report
99.17	Covius Sponsors Company Report
99.18	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.19	Infinity Agency Grade Report
99.20	Infinity Valuation Report
99.21	Infinity Loan Level Exception Report
99.22	Infinity Individual Exception Report
99.23	Infinity Data Compare Report
99.24	Inglet Blair, LLC (“IB”) Executive Summary
99.25	IB Loan Summary Report
99.26	IB Exception Report
99.27	IB Final Grading Summary
99.28	IB QM Summary
99.29	IB Data Comparison
99.30	IB Valuation Report
99.31	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.32	Selene Standard Findings Report
99.33	Selene Rating Agency Grades Summary Report
99.34	Selene Valuation Report
99.35	Selene Data Compare Report
99.36	Selene Rental Section Report
99.37	Recovco Mortgage Management (“Recovco”) Executive Summary
99.38	Recovco Rating Agency Grades
99.39	Recovco Loan Level Exceptions
99.40	Recovco Exception Level Report
99.41	Recovco Valuation Summary
99.42	Recovco Data Comparison
99.43	Recovco QM-ATR Report
99.44	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.45	Canopy Rating Agency Grades Detail Report
99.46	Canopy Rating Agency Grades Summary Report
99.47	Canopy Valuation Report
99.48	Canopy ATR OR QM Report
99.49	Canopy Data Compare Report
99.50	Evolve Mortgage Services, LLC (“Evolve”) Executive Summary
99.51	Evolve Rating Agency Grades
99.52	Evolve Exception Detail
99.53	Evolve Valuation Report
99.54	Evolve Data Compare
99.55	Evolve QM ATR Data
99.56	Maxwell Diligence Solutions (“Maxwell”) Executive Summary
99.57	Maxwell Exceptions Report
99.58	Maxwell Grading Report
99.59	Maxwell Valuation Report
99.60	Maxwell Data Integrity Report
99.61	Incenter LLC d/b/a Edgemac (“EdgeMAC”) Executive Summary
99.62	EdgeMAC Exception Report – Loan
99.63	EdgeMAC Rating Agency Grades Report
99.64	EdgeMAC QM ATR Report
99.65	EdgeMAC Valuation Summary Report
99.66	EdgeMAC Tape Compare Report